Share-based payment - Main characteristics of the Plans (Details)					12 Months Ended
	Jul. 09, 2020 USD ($) R$ / shares	Feb. 15, 2018 USD ($) R$ / shares	Sep. 30, 2016 USD ($) R$ / shares	Feb. 24, 2012 USD ($) R$ / shares	Dec. 31, 2021 USD ($) R$ / shares shares	Dec. 31, 2020 USD ($) R$ / shares	Dec. 31, 2019 USD ($) R$ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum terms of options					3 years
Total number shares granted | $					4,762,800	17,858,700	900,000
Average Strike Price					R$ 4.06	R$ 3.06	R$ 0.27
Plan 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of tranches covered in plan					3
Number of awards authorized | shares					1,699,470
Unit value of options					R$ 3.69
Minimum period of restrictions for exercised options					5 years
Total number shares granted | $				30,590,460
Vesting				5 years
Average Strike Price				R$ 0.21
Plan 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards authorized | shares					3,384,000
Number of vesting periods					5
Strike price					R$ 4.62
Total number shares granted | $			10,584,000		648,000
Vesting			5 years
Average Strike Price			R$ 0.26
Plan 4 (tranche 1)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number shares granted | $		32,714,784				2,880,000	900,000
Vesting		5 years
Average Strike Price		R$ 0.21
Plan 4 (tranche 2)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum terms of options					3 years
Total number shares granted | $	19,093,500				4,114,800	14,978,700
Vesting	5 years
Average Strike Price	R$ 3.60